SUPPLEMENT DATED AUGUST 11, 2025
TO

PROSPECTUS AND UPDATING SUMMARY PROSPECTUS
 EACH DATED MAY 1, 2025,
FOR PRIME VARIABLE UNIVERAL LIFE INSURANCE

PROSPECTUS DATED APRIL 29, 2011
FOR PRIME SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
VARIABLE ACCOUNT I

This supplement contains information about the Templeton Growth VIP Fund (the “Fund”) that is available as an investment option under your Policy. Effective August 1, 2025, Templeton Asset Management Ltd.  no longer serves as sub-advisor of the Fund.

THE POLICIES REFERENCED IN THIS SUPPLEMENT ARE NO LONGER FOR SALE

          THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE